Income Taxes (Details) - Schedule of income tax (benefit) expense consists - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Sep. 27, 2020	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Current income tax provision:
State and local					$ 505	$ 732
Foreign					(122)	129
Total current provision					383	861
Deferred income tax provision:
U.S. Federal					9	3,544
State and local					(1,707)	4,068
Foreign					280	(210)
Total deferred provision	$ (7,634)				(1,418)	7,402
Total income tax (benefit) expense	$ 6,244	$ 1,035	$ (124)	$ (8,263)	$ (1,035)	$ 8,263